Expense Example - Westwood Salient Enhanced Power & Infrastructure ETF - Westwood Salient Enhanced Power & Infrastructure ETF	Jun. 12, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 221